Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalent	$ 10,345,332	$ 7,476,247
Short term investment		1,000,000
Accounts receivable, net	717,404	1,975,716
Bank acceptance notes receivable	1,876,510	4,131,392
Inventories, net	4,650,721	4,991,435
Prepayment to suppliers, net	270,002	708,248
Investment in trading securities	15,009,946	13,943,019
Other current assets	456,505	286,564
TOTAL CURRENT ASSETS	33,326,420	34,512,621
Property, plant and equipment, net	8,761,074	9,143,583
Construction in progress	3,646,219	2,867,683
Intangible assets, net	3,418,483	3,423,582
Long term investment		606,005
Right-of-use assets	47,672	59,300
Deferred tax assets	11,488	10,778
Prepayments for property and equipment	641,014	634,442
TOTAL ASSETS	49,852,370	51,257,994
CURRENT LIABILITIES:
Bank loans		479,715
Accounts payable	2,672,052	3,592,687
Contract liabilities	392,518	1,028,318
Deferred government grants-current	77,608	76,812
Taxes payable	302,345	203,498
Lease liabilities, current	83,089	73,560
Accrued expenses and other payables	1,201,789	1,205,549
TOTAL CURRENT LIABILITIES	4,729,401	6,660,139
LONG TERM LIABILITIES
Non-current lease liabilities, noncurrent	17,667	24,575
Deferred government grants - noncurrent	184,328	221,879
TOTAL LIABILITIES	4,931,396	6,906,593
Commitments and contingencies
EQUITY:
Ordinary Shares, $0.00166667 par value, 100,000,000 shares authorized, 35,750,000 and 35,750,000 Ordinary Shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	59,583	59,583
Additional paid-in capital	36,410,931	36,410,931
Statutory Reserve	3,212,308	3,162,333
Retained earnings	6,260,866	5,896,373
Accumulated other comprehensive loss	(2,511,829)	(2,737,087)
Total shareholders' equity attributable to Qilian International	43,431,859	42,792,133
Noncontrolling interests	1,489,115	1,559,268
TOTAL EQUITY	44,920,974	44,351,401
TOTAL LIABILITIES AND EQUITY	$ 49,852,370	$ 51,257,994